Severance Indemnities and Pension Plans (Summary of Assumptions Used in Computation) (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	0.76%	0.82%	0.68%
Weighted-average assumptions used, Discount rates in determining benefit obligation	0.61%	0.76%	0.82%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	3.21%	3.23%	3.23%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	3.21%	3.21%	3.23%
Weighted-average assumptions used, Expected rates of return on plan assets	2.83%	2.87%	2.75%
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	3.19%	3.52%	3.90%
Weighted-average assumptions used, Discount rates in determining benefit obligation	3.87%	3.38%	3.81%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	4.65%	4.65%	4.65%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	5.01%	4.65%	4.65%
Weighted-average assumptions used, Expected rates of return on plan assets	6.70%	6.71%	6.80%
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	3.27%	3.61%	3.03%
Weighted-average assumptions used, Discount rates in determining benefit obligation	3.99%	3.43%	3.86%
Weighted-average assumptions used, Expected rates of return on plan assets	7.50%	7.50%	7.50%